UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

Dreyfus Founders Funds, Inc. 210 University Boulevard, Suite 800 Denver, CO 80206

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3. Investment Company Act File Number: 811-1018

Securities Act File Number: 2-17531

4(a). Last day of fiscal year for which this notice is filed:

December 31, 2007

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

9. Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

N/A

Method of Delivery:

[ X ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

Dreyfus Founders Funds, Inc.

By (Signature and Title)*	/s/Steven M. Anderson
Steven M. Anderson, Treasurer

Date: 3/28/08

* Please print the name and title of the signing officer below the signature.